Average Annual Total Returns - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Apr. 01, 2025
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.14%
Past 5 years	10.65%
Past 10 years	8.92%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.10%
Past 5 years	9.03%
Past 10 years	7.98%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.43%
Past 5 years	7.65%
Past 10 years	7.02%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.54%
Past 5 years	6.91%
Past 10 years	6.29%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	14.92%
Past 5 years	9.45%
Past 10 years	7.91%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.41%
Past 5 years	9.25%
Past 10 years	7.93%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.26%
Past 5 years	10.78%
Since Inception	9.95%	[1]
RS005
Average Annual Return:
Past 1 year	14.37%
Past 5 years	8.68%
Past 10 years	8.49%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%

[1]	A From February 1, 2017 .